UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance RBA All Asset Strategy Fund

(formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund)

Class A EARAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
38.6%
Exchange-Traded Funds
27.4%
U.S. Treasury Obligations
27.2%
Short-Term Investments
6.8%

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EARAX-TSR-SAR

Eaton Vance RBA All Asset Strategy Fund

(formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund)

Class C ECRAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECRAX-TSR-SAR

Eaton Vance RBA All Asset Strategy Fund

(formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund)

Class I EIRAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA All Asset Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$395,215,163
# of Portfolio Holdings	281
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.8%
U.S. Treasury Obligations	27.2%
Exchange-Traded Funds	27.4%
Common Stocks	38.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Janus Henderson Mortgage-Backed Securities ETF	22.3%
U.S. Treasury Notes, 4.00%, 2/15/26	3.9%
U.S. Treasury Notes, 4.00%, 12/15/25	2.8%
U.S. Treasury Notes, 3.88%, 1/15/26	2.6%
U.S. Treasury Notes, 4.50%, 11/15/25	2.3%
iShares MSCI Taiwan ETF	2.1%
Apple, Inc.	2.0%
U.S. Treasury Notes, 0.75%, 5/31/26	2.0%
iShares MSCI India ETF	1.9%
NVIDIA Corp.	1.6%
Total	43.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIRAX-TSR-SAR

Eaton Vance RBA Equity Strategy Fund

(formerly, Eaton Vance Richard Bernstein Equity Strategy Fund)

Class A ERBAX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
18.4%
Information Technology
17.2%
Industrials
12.4%
Health Care
11.7%
Exchange-Traded Funds
11.0%
Consumer Discretionary
7.2%
Short-Term Investments
4.9%
Communication Services
4.7%
Consumer Staples
4.3%
Utilities
3.1%
Materials
1.9%
Energy
1.8%
Real Estate
1.4%

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ERBAX-TSR-SAR

Eaton Vance RBA Equity Strategy Fund

(formerly, Eaton Vance Richard Bernstein Equity Strategy Fund)

Class C ERBCX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ERBCX-TSR-SAR

Eaton Vance RBA Equity Strategy Fund

(formerly, Eaton Vance Richard Bernstein Equity Strategy Fund)

Class I ERBIX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance RBA Equity Strategy Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$680,851,255
# of Portfolio Holdings	261
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.4%
Energy	1.8%
Materials	1.9%
Utilities	3.1%
Consumer Staples	4.3%
Communication Services	4.7%
Short-Term Investments	4.9%
Consumer Discretionary	7.2%
Exchange-Traded Funds	11.0%
Health Care	11.7%
Industrials	12.4%
Information Technology	17.2%
Financials	18.4%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares MSCI Taiwan ETF	4.6%
Apple, Inc.	4.5%
iShares MSCI India ETF	4.2%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.4%
iShares MSCI South Korea ETF	2.3%
Meta Platforms, Inc., Class A	1.8%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ERBIX-TSR-SAR

Eaton Vance China Equity Fund

(formerly, Eaton Vance Greater China Growth Fund)

Class A EVCGX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary 28.0%
Communication Services 27.0%
Financials 19.4%
Industrials 7.9%
Information Technology 5.2%
Real Estate 2.5%
Energy 2.3%
Health Care 2.0%
Consumer Staples 1.9%
Short-Term Investments 1.8%
Materials 1.1%
Utilities 0.9%

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EVCGX-TSR-SAR

Eaton Vance China Equity Fund

(formerly, Eaton Vance Greater China Growth Fund)

Class C ECCGX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECCGX-TSR-SAR

Eaton Vance China Equity Fund

(formerly, Eaton Vance Greater China Growth Fund)

Class I EICGX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$37,824,396
# of Portfolio Holdings	45
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Materials	1.1%
Short-Term Investments	1.8%
Consumer Staples	1.9%
Health Care	2.0%
Energy	2.3%
Real Estate	2.5%
Information Technology	5.2%
Industrials	7.9%
Financials	19.4%
Communication Services	27.0%
Consumer Discretionary	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.7%
China Construction Bank Corp., Class H	8.2%
Meituan, Class B	5.7%
PDD Holdings, Inc. ADR	5.3%
China Merchants Bank Co. Ltd., Class H	5.0%
Xiaomi Corp., Class B	4.4%
Trip.com Group Ltd.	3.4%
BYD Co. Ltd., Class H	3.0%
TS Lines Ltd.	2.9%
KE Holdings, Inc. ADR	2.5%
Total	64.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EICGX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class A ETHSX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Pharmaceuticals 40.4%
Health Care Equipment 16.7%
Biotechnology 15.9%
Life Sciences Tools & Services 10.2%
Managed Health Care 6.5%
Health Care Supplies 4.4%
Health Care Distributors 2.6%
Exchange-Traded Funds 1.1%
Metal, Glass & Plastic Containers 0.7%
Short-Term Investments 0.7%
Health Care Services 0.6%
Health Care Technology 0.2%

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ETHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class C ECHSX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ECHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class I EIHSX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

EIHSX-TSR-SAR

Eaton Vance Worldwide Health Sciences Fund

Class R ERHSX

Semi-Annual Shareholder Report February 28, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$979,834,936
# of Portfolio Holdings	49
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Health Care Technology	0.2%
Health Care Services	0.6%
Short-Term Investments	0.7%
Metal, Glass & Plastic Containers	0.7%
Exchange-Traded Funds	1.1%
Health Care Distributors	2.6%
Health Care Supplies	4.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	10.2%
Biotechnology	15.9%
Health Care Equipment	16.7%
Pharmaceuticals	40.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	11.1%
AbbVie, Inc.	6.3%
Novo Nordisk AS, Class B	5.2%
AstraZeneca PLC	4.9%
Abbott Laboratories	4.5%
UnitedHealth Group, Inc.	4.2%
Roche Holding AG PC	4.2%
Bristol-Myers Squibb Co.	3.6%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.5%
Total	51.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report February 28, 2025

ERHSX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
China Equity Fund (formerly, Eaton Vance Greater China Growth Fund)
Semi-Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
China Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
China Equity Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
China — 95.3%
Automobile Components — 1.8%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	101,600	$ 692,525
		$ 692,525
Automobiles — 5.7%
Brilliance China Automotive Holdings Ltd.	502,000	$ 268,022
BYD Co. Ltd., Class H	23,500	1,126,136
Li Auto, Inc., Class A(2)	50,700	777,266
		$ 2,171,424
Banks — 17.7%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 183,536
China Construction Bank Corp., Class H	3,653,000	3,099,092
China Merchants Bank Co. Ltd., Class H	322,000	1,890,223
Industrial & Commercial Bank of China Ltd., Class H	1,172,000	829,978
Postal Savings Bank of China Co. Ltd., Class H(1)	1,107,000	703,188
		$ 6,706,017
Beverages — 1.4%
Kweichow Moutai Co. Ltd., Class A	2,500	$ 517,231
		$ 517,231
Broadline Retail — 5.3%
PDD Holdings, Inc. ADR(2)	17,480	$ 1,987,301
		$ 1,987,301
Construction & Engineering — 1.5%
China State Construction International Holdings Ltd.	378,000	$ 577,319
		$ 577,319
Diversified Telecommunication Services — 0.5%
China Tower Corp. Ltd., Class H(1)	129,000	$ 183,123
		$ 183,123
Electrical Equipment — 0.4%
NARI Technology Co. Ltd., Class A	53,100	$ 171,366
		$ 171,366
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	12,120	$ 317,559
		$ 317,559
Entertainment — 2.3%
NetEase, Inc.	37,600	$ 748,593
Tencent Music Entertainment Group ADR	8,865	108,065
		$ 856,658
Gas Utilities — 0.5%
Kunlun Energy Co. Ltd.	174,000	$ 173,825
		$ 173,825
Ground Transportation — 1.1%
Full Truck Alliance Co. Ltd. ADR	35,812	$ 420,433
		$ 420,433
Health Care Equipment & Supplies — 0.6%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	$ 226,713
		$ 226,713
Hotels, Restaurants & Leisure — 12.0%
H World Group Ltd.	25,600	$ 91,383
Luckin Coffee, Inc. ADR(2)(3)	19,481	579,560
Meituan, Class B(1)(2)	103,010	2,150,749
Mixue Group(2)	300	7,812
Trip.com Group Ltd.(2)	22,700	1,283,790
Yum China Holdings, Inc.	8,350	412,882
		$ 4,526,176
Household Durables — 2.3%
Gree Electric Appliances, Inc., Class A	116,946	$ 657,606
Midea Group Co. Ltd.(2)	20,700	197,772
		$ 855,378
Independent Power and Renewable Electricity Producers — 0.5%
China Yangtze Power Co. Ltd., Class A	49,000	$ 184,270
		$ 184,270
Insurance — 1.7%
PICC Property & Casualty Co. Ltd., Class H	394,000	$ 645,564
		$ 645,564
Interactive Media & Services — 24.2%
Kanzhun Ltd. ADR(2)	12,461	$ 199,376

1
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Tencent Holdings Ltd.	145,500	$ 8,955,016
		$ 9,154,392
Life Sciences Tools & Services — 1.4%
WuXi Biologics Cayman, Inc.(1)(2)	177,500	$ 514,525
		$ 514,525
Machinery — 1.0%
CRRC Corp. Ltd., Class H	545,000	$ 362,176
		$ 362,176
Metals & Mining — 1.1%
Zijin Mining Group Co. Ltd., Class H	220,000	$ 415,606
		$ 415,606
Oil, Gas & Consumable Fuels — 2.3%
China Shenhua Energy Co. Ltd., Class H	137,500	$ 524,600
PetroChina Co. Ltd., Class H	480,000	359,080
		$ 883,680
Personal Care Products — 0.5%
Proya Cosmetics Co. Ltd., Class A	18,020	$ 209,463
		$ 209,463
Real Estate Management & Development — 2.5%
KE Holdings, Inc. ADR	42,124	$ 938,102
		$ 938,102
Technology Hardware, Storage & Peripherals — 4.3%
Xiaomi Corp., Class B(1)(2)	246,000	$ 1,646,850
		$ 1,646,850
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	29,800	$ 334,417
		$ 334,417
Transportation Infrastructure — 1.0%
China Merchants Port Holdings Co. Ltd.	222,000	$ 363,502
		$ 363,502
Total China (identified cost $22,581,448)		$36,035,595
Security	Shares	Value
Hong Kong — 2.9%
Marine Transportation — 2.9%
TS Lines Ltd.(2)	1,887,000	$ 1,093,453
Total Hong Kong (identified cost $1,024,906)		$ 1,093,453
Total Common Stocks (identified cost $23,606,354)		$37,129,048

Short-Term Investments — 1.8%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(4)	673,200	$ 673,200
Total Affiliated Fund (identified cost $673,200)		$ 673,200

Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38% (6)	6,335	$ 6,335
Total Securities Lending Collateral (identified cost $6,335)		$ 6,335
Total Short-Term Investments (identified cost $679,535)		$ 679,535
Total Investments — 100.0% (identified cost $24,285,889)		$37,808,583
Other Assets, Less Liabilities — 0.0%(5)		$ 15,813
Net Assets — 100.0%		$37,824,396
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $5,890,960 or 15.6% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $6,129.

2
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2025.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.
Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Statement of Assets and Liabilities (Unaudited)

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $23,612,689) — including $6,129 of securities on loan	$37,135,383
Affiliated investments, at value (identified cost $673,200)	673,200
Cash	66
Dividends receivable from affiliated investments	1,442
Receivable for investments sold	175,650
Receivable for Fund shares sold	276
Securities lending income receivable	100
Receivable from affiliates	42,606
Trustees' deferred compensation plan	11,467
Total assets	$38,040,190
Liabilities
Collateral for securities loaned	$6,335
Payable for investments purchased	86,060
Payable for Fund shares redeemed	8,807
Payable to affiliates:
Investment adviser fee	21,038
Administration fee	4,218
Distribution and service fees	6,409
Sub-transfer agency fee	12,057
Trustees' deferred compensation plan	11,467
Payable for custodian fee	17,981
Payable for transfer and dividend disbursing agent fees	11,113
Payable for legal and accounting services	21,768
Accrued expenses	8,541
Total liabilities	$215,794
Net Assets	$37,824,396
Sources of Net Assets
Paid-in capital	$35,323,849
Distributable earnings	2,500,547
Net Assets	$37,824,396
Class A Shares
Net Assets	$33,271,446
Shares Outstanding	2,102,706
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.82
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.70
Class C Shares
Net Assets	$335,023
Shares Outstanding	23,628
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.18
Class I Shares
Net Assets	$4,217,927
Shares Outstanding	261,937
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.10
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $21,016)	$226,049
Dividend income from affiliated investments	8,402
Securities lending income, net	962
Total investment income	$235,413
Expenses
Investment adviser fee	$130,970
Administration fee	26,194
Distribution and service fees:
Class A	38,300
Class C	1,800
Trustees’ fees and expenses	1,349
Custodian fee	16,490
Transfer and dividend disbursing agent fees	44,046
Legal and accounting services	50,562
Printing and postage	10,365
Registration fees	24,776
Miscellaneous	8,145
Total expenses	$352,997
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$94,572
Total expense reductions	$94,572
Net expenses	$258,425
Net investment loss	$(23,012)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(866,340)
Foreign currency transactions	(4,413)
Net realized loss	$(870,753)
Change in unrealized appreciation (depreciation):
Investments	$9,250,826
Foreign currency	6
Net change in unrealized appreciation (depreciation)	$9,250,832
Net realized and unrealized gain	$8,380,079
Net increase in net assets from operations	$8,357,067
5
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(23,012)	$860,962
Net realized loss	(870,753)	(9,226,868)
Net change in unrealized appreciation (depreciation)	9,250,832	2,858,315
Net increase (decrease) in net assets from operations	$8,357,067	$(5,507,591)
Distributions to shareholders:
Class A	$(655,566)	$(2,605,923)
Class C	(4,473)	(46,435)
Class I	(92,016)	(401,940)
Total distributions to shareholders	$(752,055)	$(3,054,298)
Transactions in shares of beneficial interest:
Class A	$(1,572,929)	$(5,456,536)
Class C	(119,201)	(168,072)
Class I	(201,111)	(1,302,331)
Net decrease in net assets from Fund share transactions	$(1,893,241)	$(6,926,939)
Net increase (decrease) in net assets	$5,711,771	$(15,488,828)
Net Assets
At beginning of period	$32,112,625	$47,601,453
At end of period	$37,824,396	$32,112,625
6
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Financial Highlights

	Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.69	$15.80	$18.88	$26.87	$27.28	$23.20
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.32(2)	$0.09	$0.03	$(0.02)	$0.09
Net realized and unrealized gain (loss)	3.45	(2.29)	(2.09)	(6.71)	2.39	4.78
Total income (loss) from operations	$3.44	$(1.97)	$(2.00)	$(6.68)	$2.37	$4.87
Less Distributions
From net investment income	$(0.31)	$(0.03)	$—	$—	$(0.07)	$(0.07)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)	(0.72)
Total distributions	$(0.31)	$(1.14)	$(1.08)	$(1.31)	$(2.78)	$(0.79)
Net asset value — End of period	$15.82	$12.69	$15.80	$18.88	$26.87	$27.28
Total Return(3)	27.44%(4)	(12.81)%	(11.28)%	(26.08)%	8.48%	21.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,271	$28,164	$40,926	$53,597	$84,359	$85,096
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.04%(6)	1.93%(7)	1.68%	1.60%	1.73%	1.80%
Net expenses	1.50%(6)(8)	1.51%(7)(8)	1.50%(8)	1.53%(8)	1.73%	1.80%
Net investment income (loss)	(0.15)%(6)	2.33%(2)	0.52%	0.13%	(0.05)%	0.36%
Portfolio Turnover	25%(4)	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been 0.89%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.32	$14.30	$17.32	$24.93	$25.35	$21.69
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.06)	$0.16(2)	$(0.04)	$(0.13)	$(0.21)	$(0.11)
Net realized and unrealized gain (loss)	3.09	(2.03)	(1.90)	(6.17)	2.23	4.49
Total income (loss) from operations	$3.03	$(1.87)	$(1.94)	$(6.30)	$2.02	$4.38
Less Distributions
From net investment income	$(0.17)	$—	$—	$—	$—	$—
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.44)	(0.72)
Total distributions	$(0.17)	$(1.11)	$(1.08)	$(1.31)	$(2.44)	$(0.72)
Net asset value — End of period	$14.18	$11.32	$14.30	$17.32	$24.93	$25.35
Total Return(3)	27.00%(4)	(13.47)%	(11.98)%	(26.60)%	7.74%	20.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$335	$376	$669	$955	$1,460	$2,261
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.79%(6)	2.68%(7)	2.43%	2.35%	2.43%	2.50%
Net expenses	2.25%(6)(8)	2.26%(7)(8)	2.25%(8)	2.28%(8)	2.43%	2.50%
Net investment income (loss)	(0.90)%(6)	1.33%(2)	(0.26)%	(0.61)%	(0.77)%	(0.47)%
Portfolio Turnover	25%(4)	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income (loss) per share includes special dividends which amounted to $0.18 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.11)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$12.93	$16.09	$19.15	$27.17	$27.55	$23.42
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.29(2)	$0.12	$0.07	$0.09	$0.11
Net realized and unrealized gain (loss)	3.51	(2.26)	(2.10)	(6.78)	2.39	4.88
Total income (loss) from operations	$3.52	$(1.97)	$(1.98)	$(6.71)	$2.48	$4.99
Less Distributions
From net investment income	$(0.35)	$(0.08)	$—	$—	$(0.15)	$(0.14)
From net realized gain	—	(1.11)	(1.08)	(1.31)	(2.71)	(0.72)
Total distributions	$(0.35)	$(1.19)	$(1.08)	$(1.31)	$(2.86)	$(0.86)
Net asset value — End of period	$16.10	$12.93	$16.09	$19.15	$27.17	$27.55
Total Return(3)	27.55%(4)	(12.59)%	(11.00)%	(25.89)%	8.81%	21.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,218	$3,573	$6,006	$8,483	$24,472	$17,646
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.79%(6)	1.68%(7)	1.43%	1.35%	1.43%	1.50%
Net expenses	1.25%(6)(8)	1.26%(7)(8)	1.25%(8)	1.28%(8)	1.43%	1.50%
Net investment income	0.10%(6)	2.11%(2)	0.71%	0.29%	0.32%	0.45%
Portfolio Turnover	25%(4)	77%	34%	78%	10%	9%
(1)	Computed using average shares outstanding.
(2)	Net investment income per share includes special dividends which amounted to $0.20 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.67%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% for the year ended August 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance China Equity Fund (formerly, Eaton Vance Greater China Growth Fund) (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
10

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2024, the Fund had a net capital loss of $9,699,196 attributable to security transactions incurred after October 31, 2023 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2025.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,489,698
Gross unrealized appreciation	$13,973,192
Gross unrealized depreciation	(654,307)
Net unrealized appreciation	$13,318,885
11

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2 billion	0.675%
$2 billion but less than $3 billion	0.660%
$3 billion and over	0.580%
For the six months ended February 28, 2025, the investment adviser fee amounted to $130,970 or 0.75% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. MSIM Company uses the portfolio management, research and other resources of its affiliate, Morgan Stanley Asia Limited (MSAL), in rendering investment advisory services to the Fund. MSAL has entered into a Memorandum of Understanding with MSIM Company pursuant to which MSAL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2025, the investment adviser fee paid was reduced by $275 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the administration fee amounted to $26,194.
EVM and MSIM Company have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 1, 2026. Pursuant to this agreement, EVM and MSIM Company were allocated $94,297 in total of the Fund’s operating expenses for the six months ended February 28, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2025, EVM earned $12,871 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2025 amounted to $38,300 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2025, the Fund paid or accrued to EVD $1,350 for Class C shares.
12

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2025 amounted to $450 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $8,806,628 and $11,539,261, respectively, for the six months ended February 28, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	107,826	$1,706,320	168,962	$ 2,092,843
Issued to shareholders electing to receive payments of distributions in Fund shares	41,293	574,801	171,002	2,276,037
Redemptions	(265,139)	(3,854,050)	(710,777)	(9,825,416)
Net decrease	(116,020)	$(1,572,929)	(370,813)	$(5,456,536)
Class C
Sales	1,348	$ 18,597	276	$ 3,309
Issued to shareholders electing to receive payments of distributions in Fund shares	358	4,473	3,889	46,435
Redemptions	(11,249)	(142,271)	(17,773)	(217,816)
Net decrease	(9,543)	$ (119,201)	(13,608)	$ (168,072)
Class I
Sales	41,338	$ 639,684	1,870,158	$24,265,028
Issued to shareholders electing to receive payments of distributions in Fund shares	6,334	89,688	28,995	392,303
Redemptions	(62,079)	(930,483)	(1,996,180)	(25,959,662)
Net decrease	(14,407)	$ (201,111)	(97,027)	$(1,302,331)
13

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $6,129 and $6,335, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$6,335	$ —	$ —	$ —	$6,335
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2025.
10  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $673,200, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$707,855	$4,661,218	$(4,695,873)	$ —	$ —	$673,200	$8,402	673,200
14

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 490,564	$ 9,703,609	$ —	$10,194,173
Consumer Discretionary	2,574,673	7,992,548	—	10,567,221
Consumer Staples	—	726,694	—	726,694
Energy	—	883,680	—	883,680
Financials	—	7,351,581	—	7,351,581
Health Care	—	741,238	—	741,238
Industrials	420,433	2,567,816	—	2,988,249
Information Technology	—	1,964,409	—	1,964,409
Materials	—	415,606	—	415,606
Real Estate	938,102	—	—	938,102
Utilities	—	358,095	—	358,095
Total Common Stocks	$4,423,772	$32,705,276*	$ —	$37,129,048
Short-Term Investments:
Affiliated Fund	$ 673,200	$ —	$ —	$ 673,200
Securities Lending Collateral	6,335	—	—	6,335
Total Investments	$5,103,307	$ 32,705,276	$ —	$37,808,583
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong and China, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant
15

Eaton Vance
China Equity Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the Fund. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
13  Name Change
Effective March 31, 2025, the name of Eaton Vance China Equity Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund's principal investment strategy was amended to remove Taiwan from the definition of the China region.
16

EVCGX-NCSR    2.28.25

Eaton Vance
Worldwide Health Sciences Fund
Semi-Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
Worldwide Health Sciences Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Biotechnology — 15.9%
AbbVie, Inc.	297,922	$ 62,274,636
argenx SE ADR(1)	15,201	9,495,609
CSL Ltd.	115,187	18,774,613
Gilead Sciences, Inc.	225,867	25,818,857
Neurocrine Biosciences, Inc.(1)	103,966	12,342,843
NewAmsterdam Pharma Co. NV(1)	115,421	2,423,841
Vertex Pharmaceuticals, Inc.(1)	50,616	24,285,051
		$155,415,450
Health Care Distributors — 2.6%
Amplifon SpA	313,625	$ 7,974,181
McKesson Corp.	27,447	17,573,216
		$ 25,547,397
Health Care Equipment — 16.8%
Abbott Laboratories	321,656	$ 44,391,745
Boston Scientific Corp.(1)	275,441	28,588,021
Edwards Lifesciences Corp.(1)	200,470	14,357,661
IDEXX Laboratories, Inc.(1)	32,781	14,328,903
Intuitive Surgical, Inc.(1)	60,899	34,904,262
Straumann Holding AG	71,699	9,763,403
Stryker Corp.	29,719	11,477,181
Teleflex, Inc.	51,410	6,824,677
		$164,635,853
Health Care Services — 0.6%
Option Care Health, Inc.(1)	178,995	$ 5,996,333
		$ 5,996,333
Health Care Supplies — 4.5%
Alcon AG	124,001	$ 11,569,274
Align Technology, Inc.(1)	41,411	7,745,099
Asahi Intecc Co. Ltd.	255,800	4,182,136
Coloplast AS, Class B	81,388	8,667,439
Cooper Cos., Inc.(1)	128,221	11,588,614
		$ 43,752,562
Health Care Technology — 0.2%
JMDC, Inc.	83,700	$ 1,665,476
		$ 1,665,476
Security	Shares	Value
Life Sciences Tools & Services — 10.2%
Danaher Corp.	117,607	$ 24,434,030
Illumina, Inc.(1)	59,790	5,305,765
Lonza Group AG	22,692	14,408,209
Mettler-Toledo International, Inc.(1)	10,721	13,644,831
Sartorius AG, PFC Shares	30,543	7,653,863
Thermo Fisher Scientific, Inc.	66,336	35,089,090
		$100,535,788
Managed Health Care — 6.5%
Centene Corp.(1)	164,203	$ 9,550,047
Humana, Inc.	47,874	12,946,087
UnitedHealth Group, Inc.	86,924	41,285,423
		$ 63,781,557
Metal, Glass & Plastic Containers — 0.7%
AptarGroup, Inc.	44,675	$ 6,556,056
		$ 6,556,056
Pharmaceuticals — 40.5%
AstraZeneca PLC	318,544	$ 48,195,214
Bristol-Myers Squibb Co.	601,243	35,846,108
Eli Lilly & Co.	118,532	109,124,115
Johnson & Johnson	204,332	33,718,866
Merck & Co., Inc.	126,571	11,676,175
Novo Nordisk AS, Class B	565,583	51,307,767
Roche Holding AG PC	123,574	41,153,853
Royalty Pharma PLC, Class A	320,270	10,773,883
Sanofi SA	224,029	24,476,770
Zoetis, Inc.	184,111	30,790,724
		$397,063,475
Total Common Stocks (identified cost $549,323,914)		$964,949,947

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 592,592
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 592,592

1
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.1%
Security	Shares	Value
Equity Funds — 1.1%
iShares Global Healthcare ETF	20,027	$ 1,865,715
SPDR S&P Biotech ETF(4)	104,231	9,246,332
Total Exchange-Traded Funds (identified cost $8,958,019)		$ 11,112,047

Short-Term Investments — 0.7%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(5)	1,111,623	$ 1,111,623
Total Affiliated Fund (identified cost $1,111,623)		$ 1,111,623

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%(6)	5,664,227	$ 5,664,227
Total Securities Lending Collateral (identified cost $5,664,227)		$ 5,664,227
Total Short-Term Investments (identified cost $6,775,850)		$ 6,775,850
Total Investments — 100.4% (identified cost $568,057,783)		$983,430,436
Other Assets, Less Liabilities — (0.4)%		$ (3,595,500)
Net Assets — 100.0%		$979,834,936
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(3)	Restricted security (see Note 8).
(4)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $5,645,771.
(5)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of February 28, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	82.3%	$806,581,251
Denmark	6.1	59,975,206
United Kingdom	4.9	48,195,214
Switzerland	2.5	24,171,612
Netherlands	1.2	11,919,450
Italy	0.8	7,974,181
Germany	0.8	7,653,863
Japan	0.6	5,847,612
Exchange-Traded Funds	1.2	11,112,047
Total Investments	100.4%	$983,430,436
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

2
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Statement of Assets and Liabilities (Unaudited)

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $566,946,160) — including $5,645,771 of securities on loan	$982,318,813
Affiliated investments, at value (identified cost $1,111,623)	1,111,623
Dividends receivable	1,260,631
Dividends receivable from affiliated investments	4,853
Receivable for Fund shares sold	475,415
Securities lending income receivable	4,660
Tax reclaims receivable	2,048,413
Receivable from affiliates	1,690
Trustees' deferred compensation plan	81,099
Total assets	$987,307,197
Liabilities
Collateral for securities loaned	$5,664,227
Payable for Fund shares redeemed	517,939
Payable to affiliates:
Investment adviser fee	506,643
Administration fee	111,867
Distribution and service fees	168,551
Sub-transfer agency fee	59,525
Trustees' deferred compensation plan	81,099
Accrued expenses	362,410
Total liabilities	$7,472,261
Net Assets	$979,834,936
Sources of Net Assets
Paid-in capital	$524,999,615
Distributable earnings	454,835,321
Net Assets	$979,834,936
Class A Shares
Net Assets	$676,447,439
Shares Outstanding	48,475,985
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$14.72
Class C Shares
Net Assets	$22,147,363
Shares Outstanding	1,585,744
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.97
Class I Shares
Net Assets	$221,749,598
Shares Outstanding	15,324,931
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.47
3
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Statement of Assets and Liabilities (Unaudited) — continued

February 28, 2025
Class R Shares
Net Assets	$59,490,536
Shares Outstanding	3,898,411
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.26
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $29,395)	$5,499,340
Dividend income from affiliated investments	35,998
Securities lending income, net	39,248
Total investment income	$5,574,586
Expenses
Investment adviser fee	$3,280,284
Administration fee	749,322
Distribution and service fees:
Class A	867,157
Class C	115,000
Class R	149,336
Trustees’ fees and expenses	29,956
Custodian fee	125,095
Transfer and dividend disbursing agent fees	395,355
Legal and accounting services	56,101
Printing and postage	29,897
Registration fees	33,497
Miscellaneous	30,231
Total expenses	$5,861,231
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$93,678
Total expense reductions	$93,678
Net expenses	$5,767,553
Net investment loss	$(192,967)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$62,944,556
Foreign currency transactions	7,682
Net realized gain	$62,952,238
Change in unrealized appreciation (depreciation):
Investments	$(139,663,274)
Foreign currency	(142,391)
Net change in unrealized appreciation (depreciation)	$(139,805,665)
Net realized and unrealized loss	$(76,853,427)
Net decrease in net assets from operations	$(77,046,394)
5
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(192,967)	$2,316,903
Net realized gain	62,952,238	35,006,685
Net change in unrealized appreciation (depreciation)	(139,805,665)	168,565,701
Net increase (decrease) in net assets from operations	$(77,046,394)	$205,889,289
Distributions to shareholders:
Class A	$(30,208,128)	$(16,988,889)
Class C	(963,793)	(607,410)
Class I	(9,938,999)	(5,264,238)
Class R	(2,264,964)	(1,256,108)
Total distributions to shareholders	$(43,375,884)	$(24,116,645)
Transactions in shares of beneficial interest:
Class A	$(17,265,640)	$(58,279,425)
Class C	(1,068,666)	(7,232,554)
Class I	3,324,194	2,394,549
Class R	(491,673)	(6,842,408)
Net decrease in net assets from Fund share transactions	$(15,501,785)	$(69,959,838)
Net increase (decrease) in net assets	$(135,924,063)	$111,812,806
Net Assets
At beginning of period	$1,115,758,999	$1,003,946,193
At end of period	$979,834,936	$1,115,758,999
6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Financial Highlights

	Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.66	$13.15	$12.45	$15.26	$13.38	$11.61
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.00)(2)	$0.03	$0.04	$0.03	$0.04	$0.06
Net realized and unrealized gain (loss)	(1.09)	2.81	1.22	(1.63)	2.80	2.38
Total income (loss) from operations	$(1.09)	$2.84	$1.26	$(1.60)	$2.84	$2.44
Less Distributions
From net investment income	$(0.02)	$(0.02)	$(0.02)	$(0.04)	$(0.07)	$(0.07)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.62)	$(0.33)	$(0.56)	$(1.21)	$(0.96)	$(0.67)
Net asset value — End of period	$13.95	$15.66	$13.15	$12.45	$15.26	$13.38
Total Return(3)	(6.85)%(4)	22.17%	10.21%	(11.32)%	22.58%	21.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$676,447	$777,744	$708,283	$703,965	$853,051	$761,814
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.20%(6)	1.19%	1.17%	1.21%	1.17%	1.26%
Net expenses	1.18%(6)(7)	1.16%(7)	1.13%(7)	1.20%(7)	1.16%	1.22%
Net investment income (loss)	(0.06)%(6)	0.21%	0.28%	0.22%	0.30%	0.50%
Portfolio Turnover	16%(4)	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.70	$13.27	$12.63	$15.44	$13.50	$11.69
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.07)	$(0.06)	$(0.08)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	(1.07)	2.81	1.24	(1.64)	2.84	2.38
Total income (loss) from operations	$(1.13)	$2.74	$1.18	$(1.72)	$2.77	$2.35
Less Distributions
From net realized gain	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)	$(0.54)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.09)	$(0.83)	$(0.54)
Net asset value — End of period	$13.97	$15.70	$13.27	$12.63	$15.44	$13.50
Total Return(2)	(7.12)%(3)	21.20%	9.35%	(11.91)%	21.68%	20.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,147	$26,079	$29,164	$39,615	$56,172	$62,657
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.95%(5)	1.94%	1.92%	1.96%	1.92%	2.01%
Net expenses	1.93%(5)(6)	1.91%(6)	1.88%(6)	1.95%(6)	1.91%	1.97%
Net investment loss	(0.81)%(5)	(0.54)%	(0.49)%	(0.54)%	(0.47)%	(0.26)%
Portfolio Turnover	16%(3)	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.23	$13.62	$12.88	$15.74	$13.77	$11.93
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.07	$0.07	$0.07	$0.08	$0.09
Net realized and unrealized gain (loss)	(1.11)	2.90	1.27	(1.69)	2.88	2.45
Total income (loss) from operations	$(1.10)	$2.97	$1.34	$(1.62)	$2.96	$2.54
Less Distributions
From net investment income	$(0.06)	$(0.05)	$(0.06)	$(0.07)	$(0.10)	$(0.10)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.66)	$(0.36)	$(0.60)	$(1.24)	$(0.99)	$(0.70)
Net asset value — End of period	$14.47	$16.23	$13.62	$12.88	$15.74	$13.77
Total Return(2)	(6.68)%(3)	22.46%	10.46%	(11.07)%	22.89%	22.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$221,750	$245,070	$203,614	$209,646	$221,892	$192,629
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.95%(5)	0.94%	0.92%	0.96%	0.92%	1.01%
Net expenses	0.93%(5)(6)	0.91%(6)	0.88%(6)	0.95%(6)	0.91%	0.97%
Net investment income	0.19%(5)	0.46%	0.52%	0.47%	0.55%	0.75%
Portfolio Turnover	16%(3)	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$17.05	$14.31	$13.52	$16.45	$14.35	$12.40
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.02)	$(0.01)	$0.00(2)	$(0.00)(2)	$0.01	$0.03
Net realized and unrealized gain (loss)	(1.17)	3.06	1.33	(1.76)	3.01	2.55
Total income (loss) from operations	$(1.19)	$3.05	$1.33	$(1.76)	$3.02	$2.58
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.03)	$(0.03)
From net realized gain	(0.60)	(0.31)	(0.54)	(1.17)	(0.89)	(0.60)
Total distributions	$(0.60)	$(0.31)	$(0.54)	$(1.17)	$(0.92)	$(0.63)
Net asset value — End of period	$15.26	$17.05	$14.31	$13.52	$16.45	$14.35
Total Return(3)	(6.91)%(4)	21.83%	9.86%	(11.46)%	22.24%	21.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,491	$66,865	$62,885	$59,042	$70,502	$60,480
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.45%(6)	1.44%	1.42%	1.46%	1.42%	1.51%
Net expenses	1.43%(6)(7)	1.41%(7)	1.38%(7)	1.45%(7)	1.41%	1.47%
Net investment income (loss)	(0.31)%(6)	(0.04)%	0.03%	(0.02)%	0.05%	0.25%
Portfolio Turnover	16%(4)	15%	21%	27%	32%	38%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the years ended August 31, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
11

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$574,171,339
Gross unrealized appreciation	$443,692,459
Gross unrealized depreciation	(34,433,362)
Net unrealized appreciation	$409,259,097
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2025, the investment adviser fee, including an upward performance adjustment of $131,860, amounted to $3,280,284 or 0.66% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2025, the investment adviser fee paid was reduced by $1,052 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2025, the administration fee amounted to $749,322.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs, taxes or litigation expenses) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 1, 2026. Pursuant to this agreement, EVM and EVAIL waived and/or reimbursed $92,626 in total of the Fund’s operating expenses for the six months ended February 28, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2025, EVM earned $40,032 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,056 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2025 in the amount of $209. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
13

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2025 amounted to $867,157 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2025, the Fund paid or accrued to EVD $86,250 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2025, the Fund paid or accrued to EVD $74,668 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2025 amounted to $28,750 and $74,668 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $163,133,827 and $222,142,353, respectively, for the six months ended February 28, 2025.
14

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	584,378	$ 8,218,671	1,416,252	$19,008,416
Issued to shareholders electing to receive payments of distributions in Fund shares	1,984,694	27,091,076	1,217,420	15,229,921
Redemptions	(3,766,117)	(52,575,387)	(6,815,509)	(92,517,762)
Net decrease	(1,197,045)	$(17,265,640)	(4,181,837)	$(58,279,425)
Class C
Sales	83,732	$ 1,193,950	158,774	$ 2,162,984
Issued to shareholders electing to receive payments of distributions in Fund shares	69,384	949,167	47,253	596,336
Redemptions	(228,319)	(3,211,783)	(743,065)	(9,991,874)
Net decrease	(75,203)	$(1,068,666)	(537,038)	$(7,232,554)
Class I
Sales	1,085,142	$15,924,992	2,213,993	$31,340,663
Issued to shareholders electing to receive payments of distributions in Fund shares	589,818	8,340,029	335,120	4,339,809
Redemptions	(1,448,177)	(20,940,827)	(2,397,349)	(33,285,923)
Net increase	226,783	$ 3,324,194	151,764	$ 2,394,549
Class R
Sales	142,537	$ 2,203,647	341,278	$ 5,120,988
Issued to shareholders electing to receive payments of distributions in Fund shares	151,493	2,261,796	91,902	1,254,455
Redemptions	(316,656)	(4,957,116)	(905,848)	(13,217,851)
Net decrease	(22,626)	$ (491,673)	(472,668)	$(6,842,408)
15

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At February 28, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$592,592
Total Restricted Securities			$3,000,000	$592,592
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2025.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,645,771 and $5,664,227, respectively. Collateral received was comprised of cash. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$5,664,227	$ —	$ —	$ —	$5,664,227
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2025.
16

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

11  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,111,623, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,285,435	$49,602,054	$(49,775,866)	$ —	$ —	$1,111,623	$35,998	1,111,623
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$136,640,837	$ 18,774,613	$ —	$155,415,450
Health Care Distributors	17,573,216	7,974,181	—	25,547,397
Health Care Equipment	154,872,450	9,763,403	—	164,635,853
Health Care Services	5,996,333	—	—	5,996,333
Health Care Supplies	19,333,713	24,418,849	—	43,752,562
Health Care Technology	—	1,665,476	—	1,665,476
Life Sciences Tools & Services	78,473,716	22,062,072	—	100,535,788
Managed Health Care	63,781,557	—	—	63,781,557
Metal, Glass & Plastic Containers	6,556,056	—	—	6,556,056
Pharmaceuticals	231,929,871	165,133,604	—	397,063,475
Total Common Stocks	$715,157,749	$ 249,792,198**	$ —	$964,949,947
Convertible Preferred Stocks	$ —	$ —	$592,592	$ 592,592
Exchange-Traded Funds	11,112,047	—	—	11,112,047
Short-Term Investments:
Affiliated Fund	1,111,623	—	—	1,111,623
17

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Securities Lending Collateral	$ 5,664,227	$ —	$ —	$ 5,664,227
Total Investments	$733,045,646	$ 249,792,198	$592,592	$983,430,436
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2025 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
18

ETHSX-NCSR    2.28.25

Eaton Vance
RBA Equity Strategy Fund (formerly, Eaton Vance Richard Bernstein Equity Strategy Fund)
Semi-Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
RBA Equity Strategy Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 86.2%
Security	Shares	Value
Aerospace & Defense — 2.6%
Airbus SE	8,771	$ 1,519,867
BAE Systems PLC	98,294	1,757,650
General Dynamics Corp.	8,626	2,178,928
General Electric Co.	15,342	3,175,487
Howmet Aerospace, Inc.	21,131	2,886,494
L3Harris Technologies, Inc.	6,743	1,389,800
Lockheed Martin Corp.	3,221	1,450,642
Northrop Grumman Corp.	3,600	1,662,264
RTX Corp.	10,304	1,370,329
		$ 17,391,461
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 708,778
United Parcel Service, Inc., Class B	5,551	660,736
		$ 1,369,514
Automobiles — 1.7%
Ford Motor Co.	104,247	$ 995,559
Mercedes-Benz Group AG	34,687	2,157,215
Tesla, Inc.(1)	23,501	6,885,323
Toyota Motor Corp.	91,500	1,659,862
		$ 11,697,959
Banks — 4.5%
Bank of America Corp.	48,435	$ 2,232,854
BNP Paribas SA	22,875	1,733,520
Citigroup, Inc.	24,639	1,969,888
Citizens Financial Group, Inc.	27,490	1,258,217
DBS Group Holdings Ltd.	72,400	2,472,638
Eastern Bankshares, Inc.	106,241	1,900,652
FB Financial Corp.	46,594	2,353,929
First Hawaiian, Inc.	91,379	2,459,009
JPMorgan Chase & Co.	26,945	7,130,994
Stellar Bancorp, Inc.	56,223	1,635,527
Swedbank AB, Class A	56,074	1,348,943
Veritex Holdings, Inc.	69,457	1,829,497
Wells Fargo & Co.	32,069	2,511,644
		$ 30,837,312
Beverages — 1.4%
Anheuser-Busch InBev SA	38,495	$ 2,303,799
Coca-Cola Co.	43,620	3,106,180
Heineken NV	20,284	1,713,424
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	8,199	$ 1,258,301
Pernod Ricard SA	12,569	1,348,635
		$ 9,730,339
Biotechnology — 1.7%
AbbVie, Inc.	16,781	$ 3,507,733
Amgen, Inc.	6,887	2,121,609
CSL Ltd.	8,353	1,361,476
Gilead Sciences, Inc.	14,614	1,670,526
Regeneron Pharmaceuticals, Inc.	2,028	1,417,045
Vertex Pharmaceuticals, Inc.(1)	3,557	1,706,613
		$ 11,785,002
Broadline Retail — 2.5%
Amazon.com, Inc.(1)	79,996	$ 16,981,551
		$ 16,981,551
Building Products — 1.3%
Carrier Global Corp.	25,841	$ 1,674,497
CSW Industrials, Inc.	4,364	1,335,777
Daikin Industries Ltd.	12,600	1,319,158
Johnson Controls International PLC	16,918	1,449,196
Resideo Technologies, Inc.(1)	75,117	1,442,997
Trane Technologies PLC	3,642	1,288,175
		$ 8,509,800
Capital Markets — 5.1%
Acadian Asset Management, Inc.	65,089	$ 1,605,095
Ares Management Corp., Class A	5,899	1,008,375
Blue Owl Capital, Inc.	60,841	1,309,907
Brookfield Corp.	25,312	1,464,746
CME Group, Inc.	7,087	1,798,468
Goldman Sachs Group, Inc.	2,189	1,362,193
Hamilton Lane, Inc., Class A	14,689	2,296,184
Houlihan Lokey, Inc.	12,613	2,186,463
Jefferies Financial Group, Inc.	20,613	1,364,581
KKR & Co., Inc.	14,414	1,954,394
Macquarie Group Ltd.	9,119	1,294,841
Moelis & Co., Class A	26,752	1,889,761
Partners Group Holding AG	1,224	1,812,453
PJT Partners, Inc., Class A	10,468	1,667,134
S&P Global, Inc.	7,453	3,977,964
Singapore Exchange Ltd.	135,200	1,349,358
TPG, Inc.	26,160	1,442,986
Tradeweb Markets, Inc., Class A	8,944	1,210,749

1
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Victory Capital Holdings, Inc., Class A	39,628	$ 2,537,777
Virtu Financial, Inc., Class A	38,045	1,390,925
		$ 34,924,354
Chemicals — 1.6%
AdvanSix, Inc.	35,991	$ 1,004,869
Arkema SA	14,645	1,205,560
Corteva, Inc.	26,047	1,640,440
Dow, Inc.	37,005	1,410,261
EMS-Chemie Holding AG	2,036	1,427,619
Linde PLC	3,744	1,748,635
Novonesis (Novozymes), Class B	17,462	1,056,994
Shin-Etsu Chemical Co. Ltd.	42,900	1,293,451
		$ 10,787,829
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 2,060,801
		$ 2,060,801
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	14,292	$ 1,329,871
Cisco Systems, Inc.	23,877	1,530,754
		$ 2,860,625
Construction & Engineering — 0.7%
API Group Corp.(1)	51,892	$ 2,037,799
Eiffage SA	12,726	1,278,319
Vinci SA	11,758	1,352,732
		$ 4,668,850
Consumer Finance — 1.0%
American Express Co.	4,375	$ 1,316,700
Capital One Financial Corp.	6,790	1,361,735
SLM Corp.	96,711	2,919,705
Synchrony Financial	19,624	1,190,784
		$ 6,788,924
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.(2)	51,600	$ 1,265,977
Walmart, Inc.	51,085	5,037,492
		$ 6,303,469
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	66,680	$ 1,827,699
		$ 1,827,699
Security	Shares	Value
Electric Utilities — 3.0%
Constellation Energy Corp.	10,441	$ 2,615,940
Edison International	23,405	1,274,168
Enel SpA	398,417	2,917,618
Entergy Corp.	21,256	1,855,861
Exelon Corp.	53,297	2,355,728
FirstEnergy Corp.	51,974	2,015,032
Hydro One Ltd.(2)(3)	77,032	2,467,367
Iberdrola SA	88,964	1,284,601
PG&E Corp.	139,298	2,276,129
Terna - Rete Elettrica Nazionale	162,308	1,356,776
		$ 20,419,220
Electrical Equipment — 1.0%
Eaton Corp. PLC	8,919	$ 2,616,121
GE Vernova, Inc.	3,835	1,285,415
nVent Electric PLC	20,890	1,260,503
Schneider Electric SE	5,208	1,279,525
		$ 6,441,564
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	21,801	$ 1,093,320
Halma PLC	36,995	1,311,634
Hexagon AB, Class B	72,889	840,540
Keyence Corp.	1,400	558,428
Knowles Corp.(1)	72,920	1,209,743
		$ 5,013,665
Financial Services — 4.6%
Apollo Global Management, Inc.	11,912	$ 1,778,104
Berkshire Hathaway, Inc., Class B(1)	12,486	6,415,681
Block, Inc.(1)	19,789	1,292,222
Corebridge Financial, Inc.	67,106	2,327,236
Enact Holdings, Inc.	77,525	2,665,310
Equitable Holdings, Inc.	47,727	2,625,940
Fidelity National Information Services, Inc.	19,986	1,421,404
Jackson Financial, Inc., Class A	16,572	1,518,492
Mastercard, Inc., Class A	4,526	2,608,379
Mitsubishi HC Capital, Inc.	387,400	2,618,972
ORIX Corp.	86,000	1,785,964
PayPal Holdings, Inc.(1)	22,600	1,605,730
Toast, Inc., Class A(1)	35,714	1,378,560
Visa, Inc., Class A	3,542	1,284,719
		$ 31,326,713
Food Products — 1.6%
Barry Callebaut AG	1,436	$ 1,735,088

2
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Danone SA	37,734	$ 2,692,953
Kerry Group PLC, Class A	12,198	1,282,635
MEIJI Holdings Co. Ltd.	71,800	1,468,703
Nestle SA	35,095	3,387,844
		$ 10,567,223
Ground Transportation — 1.1%
CSX Corp.	34,321	$ 1,098,615
Schneider National, Inc., Class B(2)	47,833	1,261,835
Uber Technologies, Inc.(1)	30,640	2,328,946
U-Haul Holding Co., Non Voting Shares	24,784	1,525,455
Union Pacific Corp.	4,711	1,162,157
		$ 7,377,008
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	24,614	$ 3,396,978
Becton Dickinson & Co.	7,156	1,613,893
Boston Scientific Corp.(1)	44,373	4,605,474
Cochlear Ltd.	7,153	1,154,908
EssilorLuxottica SA	10,469	3,134,707
GE HealthCare Technologies, Inc.	27,750	2,423,962
Intuitive Surgical, Inc.(1)	3,400	1,948,710
Medtronic PLC	25,101	2,309,794
Smith & Nephew PLC	104,856	1,522,038
Stryker Corp.	5,401	2,085,812
Zimmer Biomet Holdings, Inc.	15,583	1,625,618
		$ 25,821,894
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	7,322	$ 948,052
Cencora, Inc.	10,578	2,681,946
Centene Corp.(1)	32,449	1,887,234
HCA Healthcare, Inc.	5,713	1,749,892
McKesson Corp.	3,096	1,982,245
Sonic Healthcare Ltd.	66,505	1,139,217
UnitedHealth Group, Inc.	10,289	4,886,863
		$ 15,275,449
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(1)	8,562	$ 1,189,005
Amadeus IT Group SA	27,816	2,100,521
Booking Holdings, Inc.	430	2,156,884
Whitbread PLC	77,547	2,619,214
		$ 8,065,624
Security	Shares	Value
Household Durables — 0.7%
Installed Building Products, Inc.(2)	9,499	$ 1,628,128
Sony Group Corp.	62,000	1,551,010
Tri Pointe Homes, Inc.(1)	60,004	1,899,727
		$ 5,078,865
Household Products — 0.1%
Procter & Gamble Co.	4,904	$ 852,511
		$ 852,511
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	7,817	$ 1,044,820
		$ 1,044,820
Industrial Conglomerates — 0.9%
Hitachi Ltd.	69,300	$ 1,761,336
Honeywell International, Inc.	6,056	1,289,262
Siemens AG	5,714	1,310,949
Smiths Group PLC	73,039	1,859,222
		$ 6,220,769
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,260,514
		$ 1,260,514
Insurance — 3.6%
Allianz SE	4,446	$ 1,522,624
Allstate Corp.	7,292	1,452,202
American International Group, Inc.	33,551	2,782,720
AXA SA	34,677	1,355,814
Axis Capital Holdings Ltd.	18,269	1,769,901
Brighthouse Financial, Inc.(1)	27,569	1,635,117
Hartford Insurance Group, Inc.	14,015	1,657,694
Markel Group, Inc.(1)	1,630	3,151,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,908	3,348,342
Phoenix Group Holdings PLC	217,680	1,425,683
Prudential Financial, Inc.	12,124	1,395,472
QBE Insurance Group Ltd.	101,619	1,364,353
Ryan Specialty Holdings, Inc.	22,691	1,588,143
		$ 24,449,572
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A	47,191	$ 8,035,684

3
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	40,042	$ 6,896,033
Meta Platforms, Inc., Class A	18,315	12,238,083
		$ 27,169,800
IT Services — 0.7%
International Business Machines Corp.	8,974	$ 2,265,396
Otsuka Corp.	52,600	1,149,606
Shopify, Inc., Class A(1)	10,036	1,124,060
		$ 4,539,062
Leisure Products — 0.2%
Games Workshop Group PLC	8,743	$ 1,580,932
		$ 1,580,932
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(1)	6,629	$ 1,251,555
		$ 1,251,555
Machinery — 1.9%
Caterpillar, Inc.	7,223	$ 2,484,351
Deere & Co.	4,200	2,019,318
Fortive Corp.	21,127	1,680,441
Illinois Tool Works, Inc.	6,404	1,690,528
Ingersoll Rand, Inc.	15,315	1,298,406
Otis Worldwide Corp.	16,783	1,674,608
PACCAR, Inc.	21,198	2,273,273
		$ 13,120,925
Media — 0.5%
Fox Corp., Class B	38,374	$ 2,074,882
News Corp., Class B	47,161	1,522,357
		$ 3,597,239
Metals & Mining — 0.3%
BHP Group Ltd.	38,038	$ 921,742
Rio Tinto Ltd.(2)	18,617	1,312,104
		$ 2,233,846
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	113,509	$ 1,923,978
Chevron Corp.	11,276	1,788,599
DT Midstream, Inc.	26,306	2,527,744
Exxon Mobil Corp.	14,430	1,606,492
Magnolia Oil & Gas Corp., Class A(2)	58,411	1,367,401
PrairieSky Royalty Ltd.	66,136	1,215,979
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA	96,746	$ 1,232,267
Targa Resources Corp.	6,052	1,220,809
		$ 12,883,269
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	33,075	$ 1,988,469
		$ 1,988,469
Personal Care Products — 0.2%
L'Oreal SA	3,584	$ 1,317,713
		$ 1,317,713
Pharmaceuticals — 4.0%
AstraZeneca PLC	14,860	$ 2,248,295
Bristol-Myers Squibb Co.	36,600	2,182,092
Eli Lilly & Co.	7,041	6,482,156
GSK PLC	94,086	1,736,068
Johnson & Johnson	8,547	1,410,426
Merck & Co., Inc.	13,030	1,202,017
Novartis AG	33,582	3,654,387
Novo Nordisk AS, Class B	16,942	1,536,921
Pfizer, Inc.	46,212	1,221,383
Roche Holding AG PC	7,291	2,428,122
Sanofi SA	17,702	1,934,070
Takeda Pharmaceutical Co. Ltd.	45,900	1,324,550
		$ 27,360,487
Professional Services — 1.3%
Automatic Data Processing, Inc.	3,483	$ 1,097,772
Parsons Corp.(1)	24,461	1,424,119
RELX PLC	67,238	3,249,502
Science Applications International Corp.	12,687	1,253,349
Verra Mobility Corp.(1)	71,947	1,646,867
		$ 8,671,609
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 753,480
		$ 753,480
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	14,795	$ 1,477,429
ASML Holding NV	2,993	2,128,833
Broadcom, Inc.	37,104	7,399,651
GlobalFoundries, Inc.(1)(2)	19,282	747,563
Marvell Technology, Inc.	10,943	1,004,786
Microchip Technology, Inc.	14,166	833,811

4
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	10,400	$ 973,752
NVIDIA Corp.	205,691	25,694,920
		$ 40,260,745
Software — 4.5%
Adobe, Inc.(1)	2,149	$ 942,466
Alarm.com Holdings, Inc.(1)	33,131	1,924,580
Atlassian Corp., Class A(1)	6,692	1,902,268
Microsoft Corp.	61,084	24,249,737
Salesforce, Inc.	5,951	1,772,505
		$ 30,791,556
Specialized REITs — 1.1%
Equinix, Inc.	1,786	$ 1,615,651
Four Corners Property Trust, Inc.	106,411	3,059,316
VICI Properties, Inc.	88,238	2,866,853
		$ 7,541,820
Specialty Retail — 0.6%
Home Depot, Inc.	5,809	$ 2,303,849
Industria de Diseno Textil SA	31,849	1,711,473
		$ 4,015,322
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	130,829	$ 31,639,685
Hewlett Packard Enterprise Co.	66,191	1,311,244
HP, Inc.	28,067	866,428
NetApp, Inc.	8,626	860,961
Pure Storage, Inc., Class A(1)	19,730	1,035,233
Sandisk Corp.(1)	5,601	262,423
Western Digital Corp.(1)	16,804	822,220
		$ 36,798,194
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	4,107	$ 1,049,792
Hermes International SCA	627	1,789,728
		$ 2,839,520
Tobacco — 0.2%
Philip Morris International, Inc.	9,029	$ 1,402,023
		$ 1,402,023
Trading Companies & Distributors — 1.4%
Brenntag SE	36,205	$ 2,394,051
Diploma PLC	23,403	1,333,847
Security	Shares	Value
Trading Companies & Distributors (continued)
GMS, Inc.(1)	21,646	$ 1,723,238
Howden Joinery Group PLC	129,300	1,265,364
Toyota Tsusho Corp.	83,100	1,393,851
United Rentals, Inc.	1,710	1,098,367
		$ 9,208,718
Total Common Stocks (identified cost $369,851,224)		$587,067,184

Exchange-Traded Funds — 11.4%
Security	Shares	Value
Equity Funds — 11.4%
iShares MSCI India ETF(2)	607,845	$ 29,237,344
iShares MSCI South Korea ETF(2)	290,358	15,873,872
iShares MSCI Taiwan ETF	630,238	32,022,393
Total Exchange-Traded Funds (identified cost $86,163,662)		$ 77,133,609

Short-Term Investments — 5.0%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(4)	16,300,000	$ 16,300,000
Total Affiliated Fund (identified cost $16,300,000)		$ 16,300,000

Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%(5)	17,835,486	$ 17,835,486
Total Securities Lending Collateral (identified cost $17,835,486)		$ 17,835,486
Total Short-Term Investments (identified cost $34,135,486)		$ 34,135,486
Total Investments — 102.6% (identified cost $490,150,372)		$698,336,279
Other Assets, Less Liabilities — (2.6)%		$(17,485,024)
Net Assets — 100.0%		$680,851,255

5
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $27,119,060.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $2,467,367 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	74.4%	$506,294,082
United Kingdom	3.0	20,173,381
Japan	2.8	19,150,868
France	2.8	18,729,548
Germany	1.7	11,782,973
Australia	1.1	7,187,165
Spain	0.9	6,328,862
Canada	0.9	6,272,152
Switzerland	0.7	4,975,160
Italy	0.6	4,274,394
Netherlands	0.6	3,842,257
Singapore	0.6	3,821,996
Denmark	0.4	2,593,915
Belgium	0.3	2,303,799
Sweden	0.3	2,189,483
Ireland	0.2	1,282,635
Exchange-Traded Funds	11.3	77,133,609
Total Investments	102.6%	$698,336,279
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts
6
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Statement of Assets and Liabilities (Unaudited)

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $473,850,372) — including $27,119,060 of securities on loan	$682,036,279
Affiliated investments, at value (identified cost $16,300,000)	16,300,000
Dividends receivable	641,032
Dividends receivable from affiliated investments	63,496
Receivable for Fund shares sold	575,486
Securities lending income receivable	5,336
Tax reclaims receivable	812,702
Trustees' deferred compensation plan	90,375
Total assets	$700,524,706
Liabilities
Collateral for securities loaned	$17,835,486
Payable for Fund shares redeemed	1,022,513
Due to custodian — foreign currency, at value (identified cost $6,465)	6,380
Payable to affiliates:
Investment adviser and administration fee	444,406
Distribution and service fees	48,683
Sub-transfer agency fee	4,434
Trustees' deferred compensation plan	90,375
Accrued expenses	221,174
Total liabilities	$19,673,451
Net Assets	$680,851,255
Sources of Net Assets
Paid-in capital	$459,008,259
Distributable earnings	221,842,996
Net Assets	$680,851,255
Class A Shares
Net Assets	$170,272,056
Shares Outstanding	9,310,964
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.29
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$19.30
Class C Shares
Net Assets	$18,832,723
Shares Outstanding	1,055,075
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.85
Class I Shares
Net Assets	$491,746,476
Shares Outstanding	26,865,232
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.30
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $108,069)	$5,865,420
Dividend income from affiliated investments	363,111
Securities lending income, net	32,985
Total investment income	$6,261,516
Expenses
Investment adviser and administration fee	$2,941,189
Distribution and service fees:
Class A	219,401
Class C	104,353
Trustees’ fees and expenses	22,211
Custodian fee	97,748
Transfer and dividend disbursing agent fees	150,965
Legal and accounting services	48,845
Printing and postage	13,416
Registration fees	26,495
Miscellaneous	3,273
Total expenses	$3,627,896
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$11,473
Total expense reductions	$11,473
Net expenses	$3,616,423
Net investment income	$2,645,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$20,542,065
Foreign currency transactions	(55,975)
Capital gain distributions received	432,400
Net realized gain	$20,918,490
Change in unrealized appreciation (depreciation):
Investments	$(16,843,776)
Foreign currency	(60,343)
Net change in unrealized appreciation (depreciation)	$(16,904,119)
Net realized and unrealized gain	$4,014,371
Net increase in net assets from operations	$6,659,464
8
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,645,093	$7,148,026
Net realized gain	20,918,490	23,730,081
Net change in unrealized appreciation (depreciation)	(16,904,119)	96,403,702
Net increase in net assets from operations	$6,659,464	$127,281,809
Distributions to shareholders:
Class A	$(6,442,090)	$(13,818,446)
Class C	(645,569)	(1,705,707)
Class I	(19,876,791)	(42,140,949)
Total distributions to shareholders	$(26,964,450)	$(57,665,102)
Transactions in shares of beneficial interest:
Class A	$(5,509,716)	$(6,984,858)
Class C	(2,375,249)	(4,964,961)
Class I	(12,617,683)	(62,319,861)
Net decrease in net assets from Fund share transactions	$(20,502,648)	$(74,269,680)
Net decrease in net assets	$(40,807,634)	$(4,652,973)
Net Assets
At beginning of period	$721,658,889	$726,311,862
At end of period	$680,851,255	$721,658,889
9
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Financial Highlights

	Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.84	$17.09	$16.35	$21.35	$17.83	$16.50
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.15	$0.19	$0.18	$0.12	$0.09
Net realized and unrealized gain (loss)	0.09	3.00	1.43	(2.70)	3.86	2.68
Total income (loss) from operations	$0.15	$3.15	$1.62	$(2.52)	$3.98	$2.77
Less Distributions
From net investment income	$(0.11)	$(0.19)	$(0.09)	$(0.37)	$(0.09)	$(0.16)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(0.70)	$(1.40)	$(0.88)	$(2.48)	$(0.46)	$(1.44)
Net asset value — End of period	$18.29	$18.84	$17.09	$16.35	$21.35	$17.83
Total Return(2)	0.82%(3)	19.67%	10.44%	(13.48)%	22.71%	17.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170,272	$180,756	$170,105	$167,077	$198,721	$156,477
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.19%(5)	1.19%	1.20%	1.18%	1.21%	1.26%
Net expenses	1.19%(5)(6)	1.19%(6)	1.20%(6)	1.18%(6)	1.21%	1.26%
Net investment income	0.59%(5)	0.86%	1.13%	0.94%	0.63%	0.57%
Portfolio Turnover	14%(3)	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.35	$16.65	$15.98	$20.90	$17.50	$16.21
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.02	$0.07	$0.03	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.10	2.93	1.39	(2.65)	3.80	2.62
Total income (loss) from operations	$0.09	$2.95	$1.46	$(2.62)	$3.77	$2.59
Less Distributions
From net investment income	$—	$(0.04)	$—	$(0.19)	$—	$(0.02)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(0.59)	$(1.25)	$(0.79)	$(2.30)	$(0.37)	$(1.30)
Net asset value — End of period	$17.85	$18.35	$16.65	$15.98	$20.90	$17.50
Total Return(2)	0.44%(3)	18.82%	9.59%	(14.18)%	21.88%	16.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,833	$21,704	$24,526	$32,995	$54,977	$67,549
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.94%(5)	1.94%	1.95%	1.93%	1.96%	2.01%
Net expenses	1.94%(5)(6)	1.94%(6)	1.95%(6)	1.93%(6)	1.96%	2.01%
Net investment income (loss)	(0.16)%(5)	0.12%	0.42%	0.17%	(0.15)%	(0.16)%
Portfolio Turnover	14%(3)	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.88	$17.12	$16.39	$21.40	$17.85	$16.53
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.19	$0.22	$0.22	$0.17	$0.13
Net realized and unrealized gain (loss)	0.09	3.01	1.44	(2.70)	3.87	2.67
Total income (loss) from operations	$0.17	$3.20	$1.66	$(2.48)	$4.04	$2.80
Less Distributions
From net investment income	$(0.16)	$(0.23)	$(0.14)	$(0.42)	$(0.12)	$(0.20)
From net realized gain	(0.59)	(1.21)	(0.79)	(2.11)	(0.37)	(1.28)
Total distributions	$(0.75)	$(1.44)	$(0.93)	$(2.53)	$(0.49)	$(1.48)
Net asset value — End of period	$18.30	$18.88	$17.12	$16.39	$21.40	$17.85
Total Return(2)	0.91%(3)	19.99%	10.68%	(13.27)%	23.09%	18.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$491,746	$519,198	$531,680	$557,452	$667,963	$548,888
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%(5)	0.94%	0.95%	0.93%	0.96%	1.01%
Net expenses	0.94%(5)(6)	0.94%(6)	0.95%(6)	0.93%(6)	0.96%	1.01%
Net investment income	0.84%(5)	1.11%	1.36%	1.19%	0.87%	0.83%
Portfolio Turnover	14%(3)	35%	35%	33%	31%	29%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and the year ended August 31, 2024 and less than 0.01% of average daily net assets for the years ended August 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance RBA Equity Strategy Fund (formerly, Eaton Vance Richard Bernstein Equity Strategy Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
13

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
14

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$490,175,675
Gross unrealized appreciation	$231,021,565
Gross unrealized depreciation	(22,860,961)
Net unrealized appreciation	$208,160,604
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2025, the investment adviser and administration fee amounted to $2,941,189 or 0.84% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2025, the investment adviser and administration fee paid was reduced by $11,473 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2025, EVM earned $3,804 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,409 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2025 amounted to $219,401 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2025, the Fund paid or accrued to EVD $78,265 for Class C shares.
15

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2025 amounted to $26,088 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2025, the Fund was informed that EVD received less than $100 and $112 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $93,274,376 and $137,434,818, respectively, for the six months ended February 28, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	468,658	$ 8,743,467	1,087,039	$ 18,363,923
Issued to shareholders electing to receive payments of distributions in Fund shares	191,912	3,483,194	443,440	7,272,419
Redemptions	(946,131)	(17,736,377)	(1,889,904)	(32,621,200)
Net decrease	(285,561)	$(5,509,716)	(359,425)	$ (6,984,858)
Class C
Sales	48,812	$ 880,856	151,972	$ 2,492,409
Issued to shareholders electing to receive payments of distributions in Fund shares	27,303	484,365	80,538	1,293,440
Redemptions	(203,964)	(3,740,470)	(522,288)	(8,750,810)
Net decrease	(127,849)	$(2,375,249)	(289,778)	$ (4,964,961)
Class I
Sales	1,354,870	$25,265,274	4,433,039	$ 74,872,405
Issued to shareholders electing to receive payments of distributions in Fund shares	467,878	8,496,662	1,151,400	18,894,477
Redemptions	(2,461,063)	(46,379,619)	(9,134,668)	(156,086,743)
Net decrease	(638,315)	$(12,617,683)	(3,550,229)	$(62,319,861)
16

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $27,119,060 and $28,236,029, respectively. Collateral received was comprised of cash of $17,835,486 and U.S. government and/or agencies securities of $10,400,543. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,378,744	$ —	$ —	$ —	$1,378,744
Exchange-Traded Funds	16,456,742	—	—	—	16,456,742
Total	$17,835,486	$ —	$ —	$ —	$17,835,486
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2025.
17

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,300,000, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,101,587	$87,165,829	$(86,967,416)	$ —	$ —	$16,300,000	$363,111	16,300,000
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 32,594,738	$ —	$ —	$ 32,594,738
Consumer Discretionary	34,040,026	16,219,747	—	50,259,773
Consumer Staples	11,656,507	18,516,771	—	30,173,278
Energy	11,651,002	1,232,267	—	12,883,269
Financials	104,893,370	23,433,505	—	128,326,875
Health Care	58,319,628	23,174,759	—	81,494,387
Industrials	63,954,115	23,075,373	—	87,029,488
Information Technology	114,274,806	5,989,041	—	120,263,847
Materials	5,804,205	7,217,470	—	13,021,675
Real Estate	9,555,814	—	—	9,555,814
Utilities	15,905,045	5,558,995	—	21,464,040
Total Common Stocks	$462,649,256	$124,417,928*	$ —	$587,067,184
Exchange-Traded Funds	$ 77,133,609	$ —	$ —	$ 77,133,609
Short-Term Investments:
Affiliated Fund	16,300,000	—	—	16,300,000
Securities Lending Collateral	17,835,486	—	—	17,835,486
Total Investments	$573,918,351	$ 124,417,928	$ —	$698,336,279
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
18

Eaton Vance
RBA Equity Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
13  Name Change
Effective February 3, 2025, the name of the Fund was changed from Eaton Vance Richard Bernstein Equity Strategy Fund.
19

This Page Intentionally Left Blank

ERBAX-NCSR    2.28.25

Eaton Vance
RBA All Asset Strategy Fund (formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund)
Semi-Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information February 28, 2025
Eaton Vance
RBA All Asset Strategy Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 40.7%
Security	Shares	Value
Aerospace & Defense — 1.1%
Airbus SE	3,240	$ 561,438
BAE Systems PLC	33,836	605,040
General Dynamics Corp.	1,774	448,112
General Electric Co.	5,014	1,037,798
Howmet Aerospace, Inc.	2,952	403,243
L3Harris Technologies, Inc.	1,215	250,424
Lockheed Martin Corp.	507	228,337
Northrop Grumman Corp.	712	328,759
RTX Corp.	2,520	335,135
		$ 4,198,286
Air Freight & Logistics — 0.1%
FedEx Corp.	1,265	$ 332,568
United Parcel Service, Inc., Class B	2,230	265,437
		$ 598,005
Automobiles — 0.8%
Ford Motor Co.	30,348	$ 289,824
Mercedes-Benz Group AG	7,613	473,459
Tesla, Inc.(1)	5,843	1,711,882
Toyota Motor Corp.	28,200	511,564
		$ 2,986,729
Banks — 2.2%
Bank of America Corp.	20,862	$ 961,738
BNP Paribas SA	5,907	447,646
Citigroup, Inc.	6,361	508,562
Citizens Financial Group, Inc.	13,251	606,498
DBS Group Holdings Ltd.	21,100	720,617
Eastern Bankshares, Inc.	27,663	494,891
FB Financial Corp.	12,791	646,201
First Hawaiian, Inc.	24,943	671,216
JPMorgan Chase & Co.	7,341	1,942,796
Stellar Bancorp, Inc.	15,610	454,095
Swedbank AB, Class A	15,551	374,102
Veritex Holdings, Inc.	19,228	506,466
Wells Fargo & Co.	5,818	455,666
		$ 8,790,494
Beverages — 0.7%
Anheuser-Busch InBev SA	5,938	$ 355,370
Coca-Cola Co.	20,317	1,446,773
Heineken NV	4,017	339,323
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	1,864	$ 286,068
Pernod Ricard SA	2,054	220,391
		$ 2,647,925
Biotechnology — 0.7%
AbbVie, Inc.	2,510	$ 524,665
Amgen, Inc.	1,757	541,261
CSL Ltd.	2,319	377,980
Gilead Sciences, Inc.	3,274	374,251
Regeneron Pharmaceuticals, Inc.	418	292,073
Vertex Pharmaceuticals, Inc.(1)	1,349	647,237
		$ 2,757,467
Broadline Retail — 1.1%
Amazon.com, Inc.(1)	21,137	$ 4,486,962
		$ 4,486,962
Building Products — 0.6%
Carrier Global Corp.	6,260	$ 405,648
CSW Industrials, Inc.	1,967	602,079
Daikin Industries Ltd.	3,500	366,433
Johnson Controls International PLC	4,357	373,221
Resideo Technologies, Inc.(1)	20,993	403,275
Trane Technologies PLC	938	331,771
		$ 2,482,427
Capital Markets — 2.6%
Acadian Asset Management, Inc.	18,092	$ 446,149
Ares Management Corp., Class A	3,371	576,239
Blue Owl Capital, Inc.	16,993	365,859
Brookfield Corp.	6,644	384,472
CME Group, Inc.	1,471	373,296
Goldman Sachs Group, Inc.	602	374,619
Hamilton Lane, Inc., Class A	3,824	597,768
Houlihan Lokey, Inc.	3,302	572,402
Jefferies Financial Group, Inc.	5,730	379,326
KKR & Co., Inc.	4,301	583,173
Macquarie Group Ltd.	2,533	359,670
Moelis & Co., Class A	7,455	526,621
Partners Group Holding AG	412	610,074
PJT Partners, Inc., Class A	3,153	502,147
S&P Global, Inc.	1,983	1,058,406
Singapore Exchange Ltd.	37,500	374,267
TPG, Inc.	7,965	439,349
Tradeweb Markets, Inc., Class A	4,307	583,039

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Victory Capital Holdings, Inc., Class A	10,363	$ 663,646
Virtu Financial, Inc., Class A	10,512	384,319
		$ 10,154,841
Chemicals — 0.8%
AdvanSix, Inc.	10,061	$ 280,903
Arkema SA	3,254	267,866
Corteva, Inc.	6,781	427,068
Dow, Inc.	15,463	589,295
EMS-Chemie Holding AG	336	235,599
Linde PLC	1,266	591,285
Novonesis (Novozymes), Class B	5,713	345,814
Shin-Etsu Chemical Co. Ltd.	11,800	355,774
		$ 3,093,604
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 579,157
		$ 579,157
Communications Equipment — 0.2%
Arista Networks, Inc.(1)	3,684	$ 342,796
Cisco Systems, Inc.	4,775	306,126
		$ 648,922
Construction & Engineering — 0.3%
API Group Corp.(1)	13,493	$ 529,870
Eiffage SA	3,138	315,211
Vinci SA	3,270	376,206
		$ 1,221,287
Consumer Finance — 0.6%
American Express Co.	2,080	$ 625,997
Capital One Financial Corp.	1,878	376,633
SLM Corp.	25,415	767,279
Synchrony Financial	11,093	673,123
		$ 2,443,032
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd.(2)	15,100	$ 370,470
Walmart, Inc.	12,799	1,262,109
		$ 1,632,579
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 571,307
		$ 571,307
Security	Shares	Value
Electric Utilities — 1.2%
Constellation Energy Corp.	3,135	$ 785,459
Edison International	5,139	279,767
Enel SpA	91,059	666,828
Entergy Corp.	4,372	381,719
Exelon Corp.	11,876	524,919
FirstEnergy Corp.	11,738	455,082
Hydro One Ltd.(2)(3)	15,553	498,169
Iberdrola SA	28,270	408,206
PG&E Corp.	33,013	539,433
Terna - Rete Elettrica Nazionale	45,115	377,128
		$ 4,916,710
Electrical Equipment — 0.4%
Eaton Corp. PLC	2,106	$ 617,732
GE Vernova, Inc.	1,253	419,981
nVent Electric PLC	6,232	376,039
Schneider Electric SE	1,460	358,699
		$ 1,772,451
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	6,362	$ 319,054
Halma PLC	10,294	364,967
Hexagon AB, Class B	32,299	372,465
Keyence Corp.	700	279,214
Knowles Corp.(1)	30,087	499,144
		$ 1,834,844
Financial Services — 2.2%
Apollo Global Management, Inc.	4,111	$ 613,649
Berkshire Hathaway, Inc., Class B(1)	2,921	1,500,897
Block, Inc.(1)	5,518	360,325
Corebridge Financial, Inc.	17,560	608,981
Enact Holdings, Inc.	22,528	774,513
Equitable Holdings, Inc.	12,532	689,511
Fidelity National Information Services, Inc.	5,599	398,201
Jackson Financial, Inc., Class A	4,468	409,403
Mastercard, Inc., Class A	955	550,376
Mitsubishi HC Capital, Inc.	112,700	761,895
ORIX Corp.	25,600	531,636
PayPal Holdings, Inc.(1)	5,860	416,353
Toast, Inc., Class A(1)	9,849	380,171
Visa, Inc., Class A	1,751	635,105
		$ 8,631,016
Food Products — 0.6%
Danone SA	6,346	$ 452,893

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Kerry Group PLC, Class A	3,542	$ 372,446
MEIJI Holdings Co. Ltd.(2)	19,800	405,018
Nestle SA	10,874	1,049,706
		$ 2,280,063
Ground Transportation — 0.6%
CSX Corp.	13,567	$ 434,280
Schneider National, Inc., Class B(2)	12,556	331,227
Uber Technologies, Inc.(1)	8,418	639,852
U-Haul Holding Co., Non Voting Shares	6,484	399,090
Union Pacific Corp.	1,711	422,087
		$ 2,226,536
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	6,893	$ 951,303
Becton Dickinson & Co.	1,240	279,657
Boston Scientific Corp.(1)	10,917	1,133,076
Cochlear Ltd.	1,957	315,973
EssilorLuxottica SA	1,776	531,783
GE HealthCare Technologies, Inc.	6,460	564,281
Intuitive Surgical, Inc.(1)	1,642	941,112
Medtronic PLC	7,389	679,936
Stryker Corp.	1,228	474,241
Zimmer Biomet Holdings, Inc.	2,913	303,884
		$ 6,175,246
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	3,635	$ 470,660
Cencora, Inc.	1,718	435,582
Centene Corp.(1)	9,733	566,071
HCA Healthcare, Inc.	1,326	406,154
McKesson Corp.	752	481,475
Sonic Healthcare Ltd.	16,079	275,430
UnitedHealth Group, Inc.	1,798	853,978
		$ 3,489,350
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc., Class A(1)	2,480	$ 344,398
Amadeus IT Group SA	8,256	623,450
Booking Holdings, Inc.	89	446,425
Whitbread PLC	22,687	766,272
		$ 2,180,545
Household Durables — 0.4%
Installed Building Products, Inc.	3,587	$ 614,812
Security	Shares	Value
Household Durables (continued)
Sony Group Corp.	18,700	$ 467,804
Tri Pointe Homes, Inc.(1)	16,527	523,245
		$ 1,605,861
Household Products — 0.1%
Procter & Gamble Co.	2,467	$ 428,863
		$ 428,863
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,972	$ 263,578
		$ 263,578
Industrial Conglomerates — 0.5%
Hitachi Ltd.	33,000	$ 838,731
Honeywell International, Inc.	2,248	478,577
Siemens AG	2,117	485,698
Smiths Group PLC	14,453	367,904
		$ 2,170,910
Industrial REITs — 0.1%
ProLogis, Inc.	2,170	$ 268,906
		$ 268,906
Insurance — 1.8%
Allianz SE	1,601	$ 548,295
Allstate Corp.	1,994	397,105
American International Group, Inc.	10,842	899,235
AXA SA	9,627	376,400
Axis Capital Holdings Ltd.	5,411	524,218
Brighthouse Financial, Inc.(1)	7,232	428,930
Hartford Insurance Group, Inc.	5,039	596,013
Markel Group, Inc.(1)	355	686,371
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,557	882,425
Phoenix Group Holdings PLC	60,419	395,711
Prudential Financial, Inc.	3,771	434,042
QBE Insurance Group Ltd.	33,792	453,697
Ryan Specialty Holdings, Inc.	6,816	477,052
		$ 7,099,494
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A	13,323	$ 2,268,641
Alphabet, Inc., Class C	11,322	1,949,875
Meta Platforms, Inc., Class A	5,036	3,365,055
		$ 7,583,571

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.3%
International Business Machines Corp.	1,635	$ 412,739
Otsuka Corp.	19,200	419,628
Shopify, Inc., Class A(1)	2,427	271,831
		$ 1,104,198
Leisure Products — 0.1%
Games Workshop Group PLC	2,653	$ 479,722
		$ 479,722
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(1)	1,228	$ 231,846
		$ 231,846
Machinery — 0.9%
Caterpillar, Inc.	1,767	$ 607,760
Deere & Co.	1,150	552,909
Fortive Corp.	6,449	512,953
Illinois Tool Works, Inc.	1,729	456,421
Ingersoll Rand, Inc.	4,577	388,038
Otis Worldwide Corp.	4,846	483,534
PACCAR, Inc.	7,012	751,967
		$ 3,753,582
Media — 0.3%
Fox Corp., Class B	11,208	$ 606,016
News Corp., Class B	17,717	571,905
		$ 1,177,921
Metals & Mining — 0.2%
BHP Group Ltd.	10,961	$ 265,608
Rio Tinto Ltd.(2)	4,853	342,034
		$ 607,642
Oil, Gas & Consumable Fuels — 0.8%
Antero Midstream Corp.	29,666	$ 502,839
Chevron Corp.	2,689	426,529
DT Midstream, Inc.	7,539	724,423
Exxon Mobil Corp.	3,643	405,575
Magnolia Oil & Gas Corp., Class A(2)	15,206	355,972
PrairieSky Royalty Ltd.(2)	26,792	492,599
Targa Resources Corp.	1,534	309,438
		$ 3,217,375
Security	Shares	Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	9,870	$ 593,384
		$ 593,384
Personal Care Products — 0.1%
L'Oreal SA	1,302	$ 478,700
		$ 478,700
Pharmaceuticals — 2.0%
AstraZeneca PLC	3,695	$ 559,048
Bristol-Myers Squibb Co.	12,765	761,049
Eli Lilly & Co.	2,049	1,886,371
GSK PLC	14,182	261,685
Johnson & Johnson	5,143	848,698
Merck & Co., Inc.	5,175	477,394
Novartis AG	8,581	933,783
Novo Nordisk AS, Class B	2,822	256,002
Pfizer, Inc.	19,304	510,205
Roche Holding AG PC	1,098	365,667
Sanofi SA	4,338	473,957
Takeda Pharmaceutical Co. Ltd.	13,700	395,345
		$ 7,729,204
Professional Services — 0.6%
Automatic Data Processing, Inc.	1,583	$ 498,930
Parsons Corp.(1)	6,380	371,444
RELX PLC	17,860	863,144
Science Applications International Corp.	3,293	325,316
Verra Mobility Corp.(1)	19,964	456,976
		$ 2,515,810
Retail REITs — 0.1%
Realty Income Corp.	4,804	$ 273,972
		$ 273,972
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(1)	3,080	$ 307,569
ASML Holding NV	886	630,186
Broadcom, Inc.	10,180	2,030,197
GlobalFoundries, Inc.(1)(2)	7,731	299,731
Marvell Technology, Inc.	6,027	553,399
Microchip Technology, Inc.	4,152	244,387
Micron Technology, Inc.	2,671	250,086
NVIDIA Corp.	54,130	6,761,919
		$ 11,077,474

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 2.1%
Adobe, Inc.(1)	552	$ 242,085
Alarm.com Holdings, Inc.(1)	11,496	667,802
Atlassian Corp., Class A(1)	1,995	567,099
Microsoft Corp.	15,996	6,350,252
Salesforce, Inc.	1,194	355,633
		$ 8,182,871
Specialized REITs — 0.5%
Equinix, Inc.	351	$ 317,521
Four Corners Property Trust, Inc.	28,153	809,399
VICI Properties, Inc.	20,810	676,117
		$ 1,803,037
Specialty Retail — 0.2%
Home Depot, Inc.	861	$ 341,473
Industria de Diseno Textil SA	11,351	609,970
		$ 951,443
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	34,856	$ 8,429,575
Hewlett Packard Enterprise Co.	24,248	480,353
HP, Inc.	8,203	253,227
NetApp, Inc.	2,518	251,322
Pure Storage, Inc., Class A(1)	5,062	265,603
Sandisk Corp.(1)	1,430	67,027
Western Digital Corp.(1)	4,292	210,007
		$ 9,957,114
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	2,000	$ 511,221
Hermes International SCA	187	533,779
		$ 1,045,000
Tobacco — 0.2%
Philip Morris International, Inc.	4,852	$ 753,419
		$ 753,419
Trading Companies & Distributors — 0.6%
Brenntag SE	9,349	$ 618,202
Diploma PLC	6,510	371,036
GMS, Inc.(1)	5,976	475,749
Howden Joinery Group PLC	39,560	387,144
Security	Shares	Value
Trading Companies & Distributors (continued)
Toyota Tsusho Corp.	22,900	$ 384,106
United Rentals, Inc.	442	283,905
		$ 2,520,142
Total Common Stocks (identified cost $103,954,359)		$160,674,824

Exchange-Traded Funds — 28.8%
Security	Shares	Value
Equity Funds — 5.4%
iShares MSCI India ETF(2)	167,884	$ 8,075,220
iShares MSCI South Korea ETF(2)	79,257	4,332,980
iShares MSCI Taiwan ETF	173,523	8,816,704
		$ 21,224,904
Fixed-Income Funds — 23.4%
Janus Henderson Mortgage-Backed Securities ETF(2)	2,042,100	$ 92,752,182
		$ 92,752,182
Total Exchange-Traded Funds (identified cost $112,636,208)		$113,977,086

U.S. Treasury Obligations — 28.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 5,017,404
1.375%, 11/15/40	7,503	4,909,417
1.75%, 8/15/41	3,359	2,293,428
1.875%, 2/15/41	3,368	2,382,046
2.00%, 11/15/41	3,574	2,528,674
2.25%, 5/15/41	3,765	2,811,030
2.75%, 8/15/42	2,648	2,085,615
3.375%, 8/15/42	1,831	1,583,672
3.875%, 8/15/40	2,232	2,101,015
4.00%, 11/15/42	4,169	3,921,152
4.375%, 11/15/39	1,781	1,782,592
U.S. Treasury Notes:
0.25%, 8/31/25	4,372	4,285,980
0.75%, 5/31/26	8,635	8,290,781
2.25%, 11/15/25	3,745	3,694,001
3.875%, 1/15/26	10,687	10,663,108
4.00%, 12/15/25	11,831	11,816,370
4.00%, 2/15/26	16,151	16,126,025

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.00%, 1/15/27	$4,233	$ 4,232,600
4.25%, 10/15/25	4,776	4,776,222
4.25%, 3/15/27	4,053	4,073,237
4.50%, 11/15/25	9,744	9,763,340
4.625%, 2/28/26	4,292	4,311,360
Total U.S. Treasury Obligations (identified cost $117,274,563)		$113,449,069

Short-Term Investments — 7.2%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(4)	6,567,615	$ 6,567,615
Total Affiliated Fund (identified cost $6,567,615)		$ 6,567,615

Securities Lending Collateral — 5.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%(5)	21,724,540	$ 21,724,540
Total Securities Lending Collateral (identified cost $21,724,540)		$ 21,724,540
Total Short-Term Investments (identified cost $28,292,155)		$ 28,292,155
Total Investments — 105.4% (identified cost $362,157,285)		$416,393,134
Other Assets, Less Liabilities — (5.4)%		$(21,177,971)
Net Assets — 100.0%		$395,215,163
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $25,192,421.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2025, the aggregate value of these securities is $498,169 or 0.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	68.8%	$271,755,499
Japan	1.5	6,087,618
United Kingdom	1.3	5,159,988
France	1.2	4,562,313
Germany	0.9	3,519,300
Australia	0.5	2,012,412
Canada	0.4	1,647,071
Spain	0.4	1,641,626
Singapore	0.3	1,094,884
Italy	0.3	1,043,956
Netherlands	0.2	969,509
Switzerland	0.2	845,673
Sweden	0.2	746,567
Denmark	0.1	601,816
Ireland	0.1	372,446
Belgium	0.1	355,370
Exchange-Traded Funds	28.9	113,977,086
Total Investments	105.4%	$416,393,134
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Statement of Assets and Liabilities (Unaudited)

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $355,589,670) — including $25,192,421 of securities on loan	$409,825,519
Affiliated investments, at value (identified cost $6,567,615)	6,567,615
Interest and dividends receivable	867,340
Dividends receivable from affiliated investments	23,677
Receivable for Fund shares sold	56,791
Securities lending income receivable	4,546
Tax reclaims receivable	333,699
Trustees' deferred compensation plan	53,252
Total assets	$417,732,439
Liabilities
Collateral for securities loaned	$21,724,540
Payable for Fund shares redeemed	260,210
Due to custodian — foreign currency, at value (identified cost $213)	225
Payable to affiliates:
Investment adviser and administration fee	259,608
Distribution and service fees	43,090
Sub-transfer agency fee	5,551
Trustees' deferred compensation plan	53,252
Accrued expenses	170,800
Total liabilities	$22,517,276
Net Assets	$395,215,163
Sources of Net Assets
Paid-in capital	$360,158,804
Distributable earnings	35,056,359
Net Assets	$395,215,163
Class A Shares
Net Assets	$83,003,339
Shares Outstanding	5,712,755
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.53
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.34
Class C Shares
Net Assets	$34,336,716
Shares Outstanding	2,410,116
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.25
Class I Shares
Net Assets	$277,875,108
Shares Outstanding	19,047,157
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.59
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $29,125)	$4,261,519
Dividend income from affiliated investments	233,144
Interest income	2,484,234
Securities lending income, net	17,268
Total investment income	$6,996,165
Expenses
Investment adviser and administration fee	$1,729,375
Distribution and service fees:
Class A	108,490
Class C	187,245
Trustees’ fees and expenses	12,970
Custodian fee	64,591
Transfer and dividend disbursing agent fees	98,937
Legal and accounting services	40,561
Printing and postage	12,021
Registration fees	26,353
Miscellaneous	2,609
Total expenses	$2,283,152
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$7,228
Total expense reductions	$7,228
Net expenses	$2,275,924
Net investment income	$4,720,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$4,600,938
Foreign currency transactions	(19,115)
Capital gain distributions received	126,591
Net realized gain	$4,708,414
Change in unrealized appreciation (depreciation):
Investments	$(5,279,686)
Foreign currency	(22,169)
Net change in unrealized appreciation (depreciation)	$(5,301,855)
Net realized and unrealized loss	$(593,441)
Net increase in net assets from operations	$4,126,800

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Statements of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,720,241	$10,937,876
Net realized gain (loss)	4,708,414	(14,465,982)
Net change in unrealized appreciation (depreciation)	(5,301,855)	50,950,443
Net increase in net assets from operations	$4,126,800	$47,422,337
Distributions to shareholders:
Class A	$(1,768,236)	$(2,053,082)
Class C	(441,683)	(723,699)
Class I	(6,456,747)	(8,196,177)
Total distributions to shareholders	$(8,666,666)	$(10,972,958)
Transactions in shares of beneficial interest:
Class A	$(6,058,273)	$(11,434,822)
Class C	(5,628,240)	(17,381,180)
Class I	(13,567,499)	(89,124,775)
Net decrease in net assets from Fund share transactions	$(25,254,012)	$(117,940,777)
Net decrease in net assets	$(29,793,878)	$(81,491,398)
Net Assets
At beginning of period	$425,009,041	$506,500,439
At end of period	$395,215,163	$425,009,041

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Financial Highlights

	Class A
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.69	$13.50	$13.48	$16.21	$15.14	$14.37
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.31	$0.26	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss)	(0.02)	1.20	(0.13)	(2.04)	1.39	1.28
Total income (loss) from operations	$0.14	$1.51	$0.13	$(1.89)	$1.52	$1.38
Less Distributions
From net investment income	$(0.30)	$(0.32)	$(0.11)	$(0.14)	$(0.09)	$(0.19)
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.36)	(0.42)
Total distributions	$(0.30)	$(0.32)	$(0.11)	$(0.84)	$(0.45)	$(0.61)
Net asset value — End of period	$14.53	$14.69	$13.50	$13.48	$16.21	$15.14
Total Return(3)	0.98%(4)	11.34%	0.95%	(12.29)%	10.23%	9.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,003	$89,981	$94,064	$102,903	$118,419	$97,873
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.22%(6)	1.23%	1.23%	1.18%	1.18%	1.21%
Net expenses	1.22%(6)(7)	1.23%(7)	1.23%(7)	1.18%(7)	1.18%	1.21%
Net investment income	2.22%(6)	2.27%	1.91%	1.03%	0.82%	0.68%
Portfolio Turnover	12%(4)	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.34	$13.17	$13.14	$15.81	$14.78	$14.03
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.21	$0.15	$0.04	$0.01	$(0.01)
Net realized and unrealized gain (loss)	(0.02)	1.16	(0.12)	(1.99)	1.35	1.26
Total income (loss) from operations	$0.08	$1.37	$0.03	$(1.95)	$1.36	$1.25
Less Distributions
From net investment income	$(0.17)	$(0.20)	$—	$(0.02)	$—	$(0.08)
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.33)	(0.42)
Total distributions	$(0.17)	$(0.20)	$(0.00)(2)	$(0.72)	$(0.33)	$(0.50)
Net asset value — End of period	$14.25	$14.34	$13.17	$13.14	$15.81	$14.78
Total Return(3)	0.59%(4)	10.50%	0.24%	(12.92)%	9.34%	9.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,337	$40,187	$54,117	$69,060	$95,493	$101,075
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.98%(6)	1.98%	1.98%	1.93%	1.93%	1.96%
Net expenses	1.98%(6)(7)	1.98%(7)	1.98%(7)	1.93%(7)	1.93%	1.96%
Net investment income (loss)	1.47%(6)	1.54%	1.15%	0.28%	0.05%	(0.07)%
Portfolio Turnover	12%(4)	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.77	$13.57	$13.56	$16.30	$15.22	$14.44
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.35	$0.29	$0.19	$0.17	$0.13
Net realized and unrealized gain (loss)	(0.02)	1.20	(0.13)	(2.05)	1.39	1.30
Total income (loss) from operations	$0.16	$1.55	$0.16	$(1.86)	$1.56	$1.43
Less Distributions
From net investment income	$(0.34)	$(0.35)	$(0.15)	$(0.18)	$(0.12)	$(0.23)
From net realized gain	—	—	(0.00)(2)	(0.70)	(0.36)	(0.42)
Total distributions	$(0.34)	$(0.35)	$(0.15)	$(0.88)	$(0.48)	$(0.65)
Net asset value — End of period	$14.59	$14.77	$13.57	$13.56	$16.30	$15.22
Total Return(3)	1.10%(4)	11.64%	1.18%	(12.06)%	10.47%	10.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,875	$294,841	$358,320	$537,988	$665,055	$546,890
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.97%(6)	0.98%	0.98%	0.93%	0.93%	0.96%
Net expenses	0.97%(6)(7)	0.98%(7)	0.98%(7)	0.93%(7)	0.93%	0.96%
Net investment income	2.47%(6)	2.52%	2.16%	1.28%	1.06%	0.92%
Portfolio Turnover	12%(4)	49%	35%	70%	63%	70%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended February 28, 2025 and less than 0.01% of average daily net assets for the years ended August 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance RBA All Asset Strategy Fund (formerly, Eaton Vance Richard Bernstein All Asset Strategy Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

At August 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $24,413,634 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2024, $13,857,248 are short-term and $10,556,386 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$362,565,137
Gross unrealized appreciation	$63,369,031
Gross unrealized depreciation	(9,541,034)
Net unrealized appreciation	$53,827,997
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2025, the investment adviser and administration fee amounted to $1,729,375 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended February 28, 2025, the investment adviser and administration fee paid was reduced by $7,228 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2025, EVM earned $4,074 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $716 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2025 amounted to $108,490 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2025, the Fund paid or accrued to EVD $140,434 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2025 amounted to $46,811 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2025, the Fund was informed that EVD received $370 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$25,978,427	$35,616,167
U.S. Government and Agency Securities	20,551,930	28,633,922
	$46,530,357	$64,250,089
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	393,649	$ 5,759,283	953,821	$ 13,064,242
Issued to shareholders electing to receive payments of distributions in Fund shares	70,413	1,008,312	83,627	1,137,321
Redemptions	(876,093)	(12,825,868)	(1,879,277)	(25,636,385)
Net decrease	(412,031)	$(6,058,273)	(841,829)	$(11,434,822)

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	45,026	$ 643,722	164,234	$ 2,187,671
Issued to shareholders electing to receive payments of distributions in Fund shares	24,446	343,719	42,235	563,421
Redemptions	(462,544)	(6,615,681)	(1,513,326)	(20,132,272)
Net decrease	(393,072)	$(5,628,240)	(1,306,857)	$(17,381,180)
Class I
Sales	1,359,360	$19,961,030	4,836,116	$ 65,537,530
Issued to shareholders electing to receive payments of distributions in Fund shares	326,204	4,687,550	397,862	5,430,819
Redemptions	(2,600,724)	(38,216,079)	(11,668,673)	(160,093,124)
Net decrease	(915,160)	$(13,567,499)	(6,434,695)	$(89,124,775)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $25,192,421 and $25,840,028, respectively. Collateral received was comprised of cash of $21,724,540 and U.S. government and/or agencies securities of $4,115,488. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$520,531	$ —	$ —	$ —	$520,531
Exchange-Traded Funds	21,204,009	—	—	—	21,204,009
Total	$21,724,540	$ —	$ —	$ —	$21,724,540
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2025.
10  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,567,615, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,229,478	$34,261,250	$(45,923,113)	$ —	$ —	$6,567,615	$233,144	6,567,615
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 9,332,799	$ —	$ —	$ 9,332,799
Consumer Discretionary	8,759,021	4,977,241	—	13,736,262
Consumer Staples	4,177,232	4,044,317	—	8,221,549
Energy	3,217,375	—	—	3,217,375
Financials	30,282,442	6,836,435	—	37,118,877
Health Care	15,636,460	4,746,653	—	20,383,113
Industrials	17,732,985	6,898,992	—	24,631,977

Eaton Vance
RBA All Asset Strategy Fund
February 28, 2025
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Information Technology	$ 30,738,963	$ 2,066,460	$ —	$ 32,805,423
Materials	1,888,551	1,812,695	—	3,701,246
Real Estate	2,345,915	—	—	2,345,915
Utilities	3,728,126	1,452,162	—	5,180,288
Total Common Stocks	$127,839,869	$32,834,955*	$ —	$160,674,824
Exchange-Traded Funds	$113,977,086	$ —	$ —	$113,977,086
U.S. Treasury Obligations	—	113,449,069	—	113,449,069
Short-Term Investments:
Affiliated Fund	6,567,615	—	—	6,567,615
Securities Lending Collateral	21,724,540	—	—	21,724,540
Total Investments	$270,109,110	$146,284,024	$ —	$416,393,134
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
13  Name Change
Effective February 3, 2025, the name of the Fund was changed from Eaton Vance Richard Bernstein All Asset Strategy Fund.

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EARAX-NCSR    2.28.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: April 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025